Consolidated Statements of Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from related parties	$ 0	$ 1,311	$ 1,606
Related-party general and administrative expenses	360	360	2,400
Interest and finance costs	0	948	1,053
Commissions on Charter Hire Agreements [Member]
Related party, transaction	761	829	511
Repairs and Maintenance [Member]
Related party, transaction	$ 60	$ 247	$ 187